Liquidity Risk - Summary of External Term Issuance, Sterling Equivalent (Details) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2025	Dec. 31, 2024
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 3.5	£ 1.2
Santander UK Group Holdings plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0	0.8
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	0.4
Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	6.4	7.2
Other Santander UK plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0	0.1
Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7	1.2
Other Santander UK plc | RMBS and ABS
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7	1.2
Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	2.7	5.9
Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	10.5	8.4
Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6	£ 0.0
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Sterling | Santander UK Group Holdings plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Sterling | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0
Sterling | Other Santander UK plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Sterling | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7
Sterling | Other Santander UK plc | RMBS and ABS
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7
Sterling | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0
Sterling | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	4.1
Sterling | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0
US Dollar | Santander UK Group Holdings plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | RMBS and ABS
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0
US Dollar | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.4
Euro | Other Santander UK plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7
Euro | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc | RMBS and ABS
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7
Euro | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	3.4
Euro | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Senior unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | RMBS and ABS
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0